Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

March 7, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares Trust (the “Trust”)

   Securities Act File No. 333-92935;

   Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Russell 2000 BuyWrite ETF, each dated March 7, 2024, do not differ from those contained in Post-Effective Amendment No. 2,712 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 7, 2024.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary